General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expense [Abstract]
Summary of General And Administrative Expenses

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Salaries and employment benefits	51,457	87,321	59,484
Rental and utilities expenses	2,332	33,486	25,056
Professional service expenses	20,075	31,868	18,858
Depreciation and amortizations	1,875	2,195	11,448
Share-based compensation expenses	40,820	(665)	9,151
Directors and Officers liability insurance premium	6,127	7,798	7,891
Office expenses	3,811	8,532	6,177
VAT Surcharge	3,845	6,954	3,529
Bank charges	7,849	7,955	3,048
Bad debt expense	1,218	1,445	2,415
Travelling expenses	1,648	1,675	786
Other	9,150	9,055	6,872

Total	150,207	197,619	154,715